SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - ADARA ACQUISITION CORP - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Offering costs were related to the warrant liabilities	$ 1,442,918
Transaction costs incurred in connection with IPO	$ 86,544	$ 86,544
Number of shares excluded from the calculation of income per share because their inclusion would be anti-dilutive	9,870,000